Average Annual Total Returns - SA Large Cap Index Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Class 3 Since Inception	Class 3 Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	18.05%	14.80%	13.33%	17.73%			14.17%	Oct. 06, 2017	18.40%	15.22%	13.88%	14.87%